Total Equity - Other Components of Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Components of Equity
Equity at beginning of period	€ 45,806,000	€ 43,406,000	€ 42,848,000
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(4,570,000)	2,323,000	(1,641,000)
Equity at end of period	45,073,000	45,806,000	43,406,000
Other Components of Equity
Other Components of Equity
Equity at beginning of period	4,773,000	2,426,000	4,031,000
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(4,568,000)	2,347,000	(1,605,000)
Equity at end of period	204,000	4,773,000	2,426,000
Exchange differences
Other Components of Equity
Equity at beginning of period	4,788,000	2,418,000	4,015,000
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(4,594,000)	2,370,000	(1,597,000)
Equity at end of period	193,000	4,788,000	2,418,000
Reserve Of Cash Flow Hedges.
Other Components of Equity
Equity at beginning of period	(15,000)	9,000	16,000
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	26,000	(24,000)	(8,000)
Equity at end of period	€ 11,000	€ (15,000)	€ 9,000